RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Summary of Right of Use Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Balance, January 1	$ 867	$ 31
Additions	613	941
Amortization expense	(303)	(105)
Balance, December 31	$ 1,177	$ 867